Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(507,565)	(574,706)
Forfeited	(36,244)	(532,134)
Outstanding, end of year	2,375,309	1,100,278